UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                               OPTIQUE FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                         22 East Erie Street, Suite 500
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                           Optique Capital Management
                         22 East Erie Street, Suite 500
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                    DATE OF REPORTING PERIOD: APRIL 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                                            [OPTIQUE FUNDS LOGO]

--------------------------------------------------------------------------------
                        APRIL 30, 2008 SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Schedules of Investments

   Optique Large Cap Value Fund ...........................................    1

   Optique Small Cap Value Fund ...........................................    3

   Optique International Value Fund .......................................    5

   Optique Intermediate Fixed Income Fund .................................    8

Statements of Assets and Liabilities ......................................   10

Statements of Operations ..................................................   11

Statements of Changes in Net Assets .......................................   12

Financial Highlights ......................................................   14

Notes to the Financial Statements .........................................   18

Disclosure of Fund Expenses ...............................................   25

                    --------------------------------------
                                NOT FDIC-INSURED
                    --------------------------------------
                       May lose value. No bank guarantee.
                    --------------------------------------

Shares of Optique Funds are distributed by an independent third party, SEI Investments Distribution Co.

SCHEDULE OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                 27.3%
Energy                                                                     14.2%
Industrials                                                                10.8%
Health Care                                                                10.7%
Consumer Discretionary                                                      8.4%
Consumer Staples                                                            6.6%
Utilities                                                                   6.6%
Information Technology                                                      5.9%
Materials                                                                   4.0%
Telecommunication Services                                                  3.6%
Short-Term Investments                                                      1.9%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

   Number
 of Shares                                                             Value
--------------------------------------------------------------------------------
               COMMON STOCK - 96.61%

               AEROSPACE & DEFENSE - 4.40%
      22,620   General Dynamics Corp.                              $  2,045,300
      20,725   Lockheed Martin Corp.                                  2,197,679
                                                                   ------------
                                                                      4,242,979
                                                                   ------------
               BANKS - 11.24%
      76,605   Bank of America Corp.                                  2,875,752
      51,515   BB&T Corp.                                             1,766,449
     146,620   Huntington Bancshares, Inc.                            1,376,762
      66,165   Marshall & Ilsley Corp.                                1,652,802
      75,810   Regions Financial Corp.                                1,661,755
      51,455   Wachovia Corp.                                         1,499,913
                                                                   ------------
                                                                     10,833,433
                                                                   ------------
               BASIC - CHEMICAL - 2.13%
      51,005   Dow Chemical Co.                                       2,047,851
                                                                   ------------
               BASIC - PAPER - 1.81%
      66,750   International Paper Co.                                1,746,848
                                                                   ------------
               CONSUMER STAPLES - 6.49%
     108,470   Constellation Brands, Inc.,
               Class A*                                               1,991,509
      66,750   SUPERVALU, Inc.                                        2,209,425
      61,083   Unilever PLC ADR                                       2,051,778
                                                                   ------------
                                                                      6,252,712
                                                                   ------------
               DIVERSIFIED MANUFACTURING - 6.27%
      25,285   3M Co.                                                 1,944,416
      23,840   Eaton Corp.                                            2,094,106
      61,300   General Electric Co.                                   2,004,510
                                                                   ------------
                                                                      6,043,032
                                                                   ------------

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
               ENERGY - 14.01%
      29,885   Anadarko Petroleum Corp.                            $  1,989,146
      37,340   Chevron Corp.                                          3,590,241
      22,880   ConocoPhillips                                         1,971,112
      42,040   Exxon Mobil Corp.                                      3,912,663
      44,620   Marathon Oil Corp.                                     2,033,333
                                                                   ------------
                                                                     13,496,495
                                                                   ------------
               ENTERTAINMENT - 2.06%
     133,835   Time Warner, Inc.                                      1,987,450
                                                                   ------------
               FINANCIAL - 5.16%
      85,610   Citigroup, Inc.                                        2,163,365
      19,867   Discover Financial Services                              361,778
      51,375   JPMorgan Chase & Co.                                   2,448,019
                                                                   ------------
                                                                      4,973,162
                                                                   ------------
               HEALTH CARE - 3.88%
      35,705   Barr Pharmaceuticals, Inc.*                            1,793,462
      96,570   Pfizer, Inc.                                           1,942,023
                                                                   ------------
                                                                      3,735,485
                                                                   ------------
               INSURANCE - 8.34%
      45,545   American International
               Group, Inc                                             2,104,179
      85,150   Genworth Financial, Inc.,
               Class A                                                1,963,559
     131,555   Old Republic International
               Corp.                                                  1,887,814
      41,295   Travelers, Inc.                                        2,081,268
                                                                   ------------
                                                                      8,036,820
                                                                   ------------
               MEDICAL PRODUCTS & SERVICES - 4.49%
      46,910   GlaxoSmithKline PLC ADR                                2,069,200
      33,660   Johnson & Johnson                                      2,258,249
                                                                   ------------
                                                                      4,327,449
                                                                   ------------
               MULTILINE RETAIL - 1.98%
      39,125   Kohl's Corp.*                                          1,911,256
                                                                   ------------
               PRINTING & PUBLISHING - 2.05%
      68,995   Gannett Co., Inc.                                      1,974,637
                                                                   ------------
               PROFESSIONAL SERVICES - 2.17%
      47,855   Computer Sciences Corp.*                               2,085,999
                                                                   ------------
               REAL ESTATE INVESTMENT TRUSTS - 2.09%
      82,325   Duke Realty Corp.                                      2,010,376
                                                                   ------------


                                              OPTIQUE FUNDS SEMI-ANNUAL REPORT 1

SCHEDULE OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

   Number
  of Shares                                                          Value
--------------------------------------------------------------------------------
               TECHNOLOGY - 5.79%
      76,170   Check Point Software
               Technologies*                                       $  1,799,136
     169,355   Motorola, Inc.                                         1,686,776
      45,685   Sony Corp. ADR                                         2,091,916
                                                                   ------------
                                                                      5,577,828
                                                                   ------------
               TELEPHONES & TELECOMMUNICATIONS - 3.53%
       1,107   Fairpoint Communications, Inc.                            10,196
     168,555   Sprint Nextel                                          1,346,754
      53,235   Verizon Communications, Inc.                           2,048,483
                                                                   ------------
                                                                      3,405,433
                                                                   ------------
               TESTING LABORATORIES - 2.22%
      42,645   Quest Diagnostics, Inc.                                2,139,926
                                                                   ------------
               UTILITIES - 6.50%
     114,565   Duke Energy Corp.                                      2,097,685
     114,235   NiSource, Inc.                                         2,044,807
      53,715   SCANA Corp.                                            2,117,982
                                                                   ------------
                                                                      6,260,474
                                                                   ------------
               TOTAL COMMON STOCK
               (Cost $99,502,605)                                    93,089,645
                                                                   ------------
               SHORT-TERM INVESTMENTS - 1.84%
     773,902   SSGA Money Market Fund,
               2.570%**                                                 773,902
   1,000,000   SSGA U.S. Government
               Money Market Fund,
               1.920%**                                               1,000,000
                                                                   ------------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $1,773,902)                                      1,773,902
                                                                   ------------
               TOTAL INVESTMENTS - 98.45%
               (Cost $101,276,507)                                 $ 94,863,547
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $96,353,171.

 *    NON-INCOME PRODUCING SECURITY.

**    THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

ADR   -- AMERICAN DEPOSITARY RECEIPT
PLC   -- PUBLIC LIMITED COMPANY
SSGA  -- STATE STREET GLOBAL ADVISORS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


2 OPTIQUE FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                 24.0%
Industrials                                                                15.1%
Information Technology                                                     13.4%
Short-Term Investments                                                     11.4%
Utilities                                                                   9.0%
Health Care                                                                 7.4%
Consumer Discretionary                                                      6.2%
Energy                                                                      6.0%
Consumer Staples                                                            4.5%
Materials                                                                   3.0%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
               COMMON STOCK - 91.05%

               AUTO COMPONENTS - 1.77%
       7,575   Modine Manufacturing Co.                            $    133,093
                                                                   ------------
               BANKS - 10.93%
       4,621   Chemical Financial Corp.                                 112,198
       4,665   Columbia Banking System, Inc.                            126,328
       3,850   Community Trust Bancorp, Inc.                            115,731
       3,960   Independent Bank Corp.                                   115,751
       9,890   Provident Bankshares Corp.                               126,691
       5,395   Susquehanna Bancshares, Inc.                             107,306
       4,955   Whitney Holding Corp.                                    115,997
                                                                   ------------
                                                                        820,002
                                                                   ------------
               BASIC - PAPER - 1.51%
      16,825   Mercer International, Inc.*                              112,896
                                                                   ------------
               CONSUMER STAPLES - 4.61%
       6,660   Helen of Troy Ltd.*                                      112,621
       2,840   Longs Drug Stores Corp.                                  113,771
      13,335   Prestige Brands Holdings, Inc.*                          119,748
                                                                   ------------
                                                                        346,140
                                                                   ------------
               CONTAINERS & PACKAGING - 1.53%
       4,075   AEP Industries, Inc.*                                    115,037
                                                                   ------------
               DIVERSIFIED MANUFACTURING - 3.30%
       2,880   Gardner Denver, Inc.*                                    133,776
       3,070   Regal Beloit Corp.                                       113,866
                                                                   ------------
                                                                        247,642
                                                                   ------------
               ELECTRONIC EQUIPMENT &
               INSTRUMENTS - 2.91%
      14,235   GSI Group, Inc.*                                         116,015
      25,095   Kemet Corp.*                                             102,137
                                                                   ------------
                                                                        218,152
                                                                   ------------

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
               ENERGY - 6.12%
       5,010   Basic Energy Services, Inc.*                        $    116,232
       6,400   Bronco Drilling Co., Inc.*                               110,080
       5,970   Callon Petroleum Co.*                                    119,400
       2,175   Swift Energy Co.*                                        113,404
                                                                   ------------
                                                                        459,116
                                                                   ------------
               FINANCIAL - 1.51%
      14,785   MCG Capital Corp.                                        113,253
                                                                   ------------
               INSURANCE - 4.68%
       4,070   EMC Insurance Group, Inc.                                118,844
       6,860   Presidential Life Corp.                                  116,345
       5,430   Selective Insurance Group                                115,768
                                                                   ------------
                                                                        350,957
                                                                   ------------
               LEASING & RENTAL - 3.11%
       6,115   United Rentals, Inc.*                                    115,206
       3,175   WESCO International, Inc.*                               118,142
                                                                   ------------
                                                                        233,348
                                                                   ------------
               MACHINERY - 1.50%
       3,110   Albany International Corp.,
               Class A                                                  112,893
                                                                   ------------
               MEDICAL PRODUCTS & SERVICES - 7.56%
       7,750   AMN Healthcare Services, Inc.*                           113,073
       4,445   Conmed Corp.*                                            113,436
       3,810   LifePoint Hospitals, Inc.*                               114,757
       6,865   Res-Care, Inc.*                                          111,831
       2,425   West Pharmaceutical Services, Inc.                       113,757
                                                                   ------------
                                                                        566,854
                                                                   ------------
               MISCELLANEOUS CONSUMER SERVICES - 1.53%
       3,935   Regis Corp.                                              114,902
                                                                   ------------
               PRINTING & PUBLISHING - 6.07%
       6,745   Ennis, Inc.                                              114,260
      19,340   Journal Communications, Inc.,
               Class A                                                  111,399
       8,985   TrueBlue, Inc.*                                          114,379
       2,610   United Stationers, Inc.*                                 115,075
                                                                   ------------
                                                                        455,113
                                                                   ------------
               PROFESSIONAL SERVICES - 3.10%
       9,745   Acxiom Corp.                                             115,283
       9,690   CSG Systems International,
               Inc.*                                                    117,249
                                                                   ------------
                                                                        232,532
                                                                   ------------


                                              OPTIQUE FUNDS SEMI-ANNUAL REPORT 3

SCHEDULE OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
               RAILROADS - 1.54%
       5,080   Greenbrier, Inc.                                    $    115,570
                                                                   ------------
               REAL ESTATE INVESTMENT TRUSTS - 7.56%
       3,735   First Industrial Realty Trust, Inc.                      112,834
       3,930   Healthcare Realty Trust, Inc.                            111,337
       2,880   Parkway Properties, Inc.                                 114,221
       7,905   Strategic Hotels & Resorts, Inc.                         113,911
       6,805   Urstadt Biddle Properties, Inc.,
               Class A                                                  114,800
                                                                   ------------
                                                                        567,103
                                                                   ------------
               RETAIL - 1.57%
      22,835   Charming Shoppes, Inc.*                                  117,829
                                                                   ------------
               SEMI-CONDUCTOR - 1.54%
      13,665   Exar Corp.*                                              115,196
                                                                   ------------

               TECHNOLOGY - 6.29%
       7,240   Actel Corp.*                                             119,315
       9,030   DSP Group, Inc.*                                         118,564
      16,785   Ixia*                                                    119,006
      12,650   Opnet Technologies, Inc.*                                114,988
                                                                   ------------
                                                                        471,873
                                                                   ------------
               TRANSPORTATION - 1.51%
      13,520   Wabash National Corp.                                    113,298
                                                                   ------------

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
               UTILITIES - 9.30%
       2,760   Allete, Inc.                                        $    115,285
       5,625   Avista Corp.                                             115,481
       3,455   MGE Energy, Inc.                                         120,199
       4,785   Portland General Electric Co.                            114,840
       4,010   Southwest Gas Corp.                                      115,769
       3,535   WGL Holdings, Inc.                                       115,948
                                                                   ------------
                                                                        697,522
                                                                   ------------

               TOTAL COMMON STOCK
               (Cost $8,092,374)                                      6,830,321
                                                                   ------------
               SHORT-TERM INVESTMENTS - 11.69%
     512,132   SSGA Money Market Fund,
               2.570%**                                                 512,132
     365,000   SSGA U.S. Government
               Money Market Fund,
               1.920%**                                                 365,000
                                                                   ------------

               TOTAL SHORT-TERM INVESTMENTS
               (Cost $877,132)                                          877,132
                                                                   ------------
               TOTAL INVESTMENTS - 102.74%
               (Cost $8,969,506)
                                                                   $  7,707,453
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $7,501,773.

 *    NON-INCOME PRODUCING SECURITY.

**    THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

LTD   - LIMITED
SSGA  - STATE STREET GLOBAL ADVISORS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


4 OPTIQUE FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)

INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                 26.3%
Industrials                                                                11.8%
Consumer Discretionary                                                     11.3%
Energy                                                                     10.6%
Materials                                                                   9.3%
Consumer Staples                                                            7.3%
Health Care                                                                 7.0%
Utilities                                                                   6.4%
Information Technology                                                      5.7%
Telecommunication Services                                                  4.3%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
               FOREIGN STOCK - 95.32%

               AUSTRALIA - 5.92%
      44,000   AGL Energy Ltd.                                     $    518,291
      79,000   Amcor Ltd.                                               502,506
      29,000   Australia & New Zealand
               Banking Group Ltd.                                       598,485
     117,000   Foster's Group Ltd.                                      558,991
     200,000   Macquarie Infrastructure
               Group                                                    533,368
      19,700   National Australia Bank Ltd.                             560,826
      49,000   Santos Ltd.                                              733,721
                                                                   ------------
                                                                      4,006,188
                                                                   ------------
               AUSTRIA - 1.61%
       5,200   Mayr-Melnhof Karton AG                                   544,045
       7,200   OMV AG                                                   543,110
                                                                   ------------
                                                                      1,087,155
                                                                   ------------
               BELGIUM - 2.77%
      31,000   AGFA Gevaert                                             227,806
       7,500   Barco NV                                                 507,357
      18,000   Dexia                                                    501,074
      23,500   Fortis                                                   640,643
                                                                   ------------
                                                                      1,876,880
                                                                   ------------
               CANADA - 5.08%
      28,000   Biovail Corp.                                            320,286
      19,000   Biovail Corp.                                            217,360
      14,400   Husky Energy, Inc.                                       650,295
       7,800   Magna International, Inc.,
               Class A                                                  575,067
      13,000   Petro-Canada                                             651,355
      10,400   Royal Bank of Canada                                     495,887
       8,000   Toronto-Dominion Bank                                    525,152
                                                                   ------------
                                                                      3,435,402
                                                                   ------------
   Number
  of Shares                                                            Value
--------------------------------------------------------------------------------
               CHINA - 0.80%
   1,600,000   Sinotrans Ltd., Class H                             $    541,914
                                                                   ------------
               DENMARK - 0.84%
      16,400   Danske Bank A/S                                          567,098
                                                                   ------------
               FINLAND - 3.09%
      21,000   Ahlstrom Oyj                                             555,815
      13,000   Cargotec Corp., B Shares                                 543,640
      42,000   Stora Enso, Class R                                      520,504
      18,000   Tietoenator Oyj                                          470,528
                                                                   ------------
                                                                      2,090,487
                                                                   ------------
               FRANCE - 6.50%
       5,600   BNP Paribas                                              603,768
       7,500   Carrefour SA                                             528,141
       6,500   Cie de Saint Gobain                                      523,704
       8,000   Peugeot                                                  560,236
       7,500   Sanofi-Aventis                                           585,591
       9,600   Societe BIC SA                                           491,434
       4,200   Societe Generale                                         491,471
       7,348   Total SA                                                 617,081
      10,800   Total SA STRIPS*                                             168
                                                                   ------------
                                                                      4,401,594
                                                                   ------------
               GERMANY - 7.09%
       2,400   Allianz SE                                               489,230
       3,600   BASF AG                                                  513,685
      11,400   Celesio AG*                                              488,977
       5,500   Deutsche Bank AG                                         659,092
      27,000   Deutsche Telekom AG                                      485,101
       2,400   E.ON                                                     488,407
      13,500   Lanxess AG                                               525,666
       3,300   Salzgitter                                               678,804
       4,000   Siemens AG                                               470,621
                                                                   ------------
                                                                      4,799,583
                                                                   ------------
               HONG KONG - 5.73%
     140,000   Cheung Kong Infrastructure
               Holdings Ltd.                                            605,291
     570,000   China Petroleum & Chemical
               Corp., Class H                                           604,765
      60,400   CLP Holdings Ltd.                                        478,885
      98,000   Hang Lung Group Ltd.                                     527,429
      45,500   Swire Pacific Ltd., Class A                              532,077
     600,000   Techtronic Industries Co.                                581,172
     180,000   Yue Yuen Industrial
               Holdings                                                 547,302
                                                                   ------------
                                                                      3,876,921
                                                                   ------------


                                              OPTIQUE FUNDS SEMI-ANNUAL REPORT 5

SCHEDULE OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)

   Number
 of Shares                                                             Value
--------------------------------------------------------------------------------
               IRELAND - 2.34%
      28,000   Allied Irish Banks PLC                              $    590,690
      40,000   Bank of Ireland                                          557,372
     147,000   Independent News &
               Media PLC                                                437,132
                                                                   ------------
                                                                      1,585,194
                                                                   ------------
               JAPAN - 19.99%
      29,000   Aderans Co. Ltd.                                         544,426
      12,000   Canon, Inc.                                              597,072
          60   East Japan Railway Co.                                   475,935
      12,000   FUJIFILM Holdings Corp.                                  458,138
      80,000   Fujitsu Ltd.                                             507,511
      74,000   Hino Motors Ltd.                                         463,075
      17,000   Honda Motor Co. Ltd.                                     536,791
      86,000   Kubota Corp.                                             599,062
       6,000   Kyocera Corp.                                            548,847
      23,000   Kyushu Electric Power Co., Inc.                          519,376
      16,000   Mitsubishi Corp.                                         511,339
      49,000   Mitsubishi UFJ Financial
               Group, Inc.                                              536,370
      47,000   Namco Bandai Holdings, Inc.                              585,533
         125   Nippon Telegraph &
               Telephone Corp.                                          535,834
      60,000   Nissan Motor Co. Ltd.                                    529,327
      32,000   Nomura Holdings, Inc.                                    553,593
      33,700   Sega Sammy Holdings, Inc.                                405,329
      43,000   Sompo Japan Insurance, Inc.                              476,041
      11,500   Sony Corp.                                               525,978
      86,000   Sumitomo Chemical Co. Ltd.                               555,449
     180,000   Taiheiyo Cement Corp.                                    408,191
      11,000   Takeda Pharmaceutical Co. Ltd.                           577,839
      38,000   Tanabe Seiyaku Co. Ltd.                                  451,593
      21,400   Tokyo Electric Power Co., Inc.                           541,604
      30,000   Toyo Suisan Kaisha Ltd.                                  529,327
      11,000   Toyota Motor Corp.                                       554,684
                                                                   ------------
                                                                     13,528,264
                                                                   ------------
               MEXICO - 0.81%
     197,120   Cemex SAB de CV*                                         546,276
                                                                   ------------
               NETHERLANDS - 4.37%
      37,880   Aegon NV                                                 608,922
      10,250   Heineken Holding NV                                      526,623
      12,850   ING Groep NV                                             490,353
      12,500   Koninklijke Philips
               Electronics NV, NY Shares                                469,500

  Number
 of Shares                                                             Value
--------------------------------------------------------------------------------
               NETHERLANDS (CONTINUED)
      21,400   Royal Dutch Shell PLC,
               A Shares                                            $    860,265
                                                                   ------------
                                                                      2,955,663
                                                                   ------------
               NORWAY - 2.35%
      47,000   Aker Yards AS                                            619,002
      39,000   Cermaq ASA                                               448,385
      35,000   DnB NOR                                                  522,603
                                                                   ------------
                                                                      1,589,990
                                                                   ------------
               SINGAPORE - 1.57%
      38,000   DBS Group Holdings Ltd.                                  555,852
     143,750   Fraser and Neave Ltd.                                    506,095
                                                                   ------------
                                                                      1,061,947
                                                                   ------------
               SPAIN - 2.42%
       6,500   Fomento de
               Construcciones y Contratas                               468,146
      21,000   Gestevision Telecinco SA                                 441,056
      18,000   Repsol YPF SA                                            729,752
                                                                   ------------
                                                                      1,638,954
                                                                   ------------
               SWEDEN - 3.08%
      22,000   Skandinaviska Enskilda
               Banken AB, Class A                                       534,047
      32,000   SKF AB, Class B                                          587,269
      18,000   Swedbank AB                                              456,468
      20,000   Telefonaktiebolaget LM
               Ericsson ADR                                             504,400
                                                                   ------------
                                                                      2,082,184
                                                                   ------------
               SWITZERLAND - 3.48%
       1,300   Nestle SA                                                620,325
      12,500   Novartis AG                                              629,125
      50,000   STMicroelectronics                                       586,175
       6,300   Swiss Reinsurance                                        522,606
                                                                   ------------
                                                                      2,358,231
                                                                   ------------
               TAIWAN - 0.94%
      24,909   Chunghwa Telecom Co. Ltd.                                635,429
                                                                   ------------
               UNITED KINGDOM - 14.54%
      40,000   Alliance & Leicester PLC                                 409,578
      14,200   AstraZeneca PLC                                          598,475
      51,800   Barclays PLC                                             468,335
      79,000   BP PLC                                                   955,992
     120,000   BT Group PLC, Class A                                    529,401
      28,000   Diageo PLC                                               572,855
      24,374   GlaxoSmithKline PLC                                      541,151
      36,000   HBOS PLC                                                 335,466


6 OPTIQUE FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)

INTERNATIONAL VALUE FUND (CONCLUDED)

  Number
 of Shares                                                             Value
--------------------------------------------------------------------------------
               UNITED KINGDOM (CONTINUED)
      33,000   HSBC Holdings PLC                                   $    574,825
     190,120   Legal & General Group PLC                                477,832
      36,000   National Grid PLC                                        499,455
      26,000   Provident Financial PLC                                  459,844
      37,000   Prudential PLC                                           505,635
      30,000   Punch Taverns PLC                                        308,075
      74,900   Royal Bank of Scotland
               Group PLC                                                511,784
      75,000   Trinity Mirror PLC                                       404,404
      15,150   Unilever PLC                                             510,691
      39,000   United Utilities PLC                                     554,208
     195,000   Vodafone Group PLC                                       619,090
                                                                   ------------
                                                                      9,837,096
                                                                   ------------
               TOTAL FOREIGN STOCK
               (Cost $53,262,975)                                    64,502,450
                                                                   ------------

               FOREIGN PREFERRED STOCK - 2.16%
               BRAZIL - 2.16%
      24,800   Cia Vale do Rio Doce,
               Class A                                                  800,405
      25,800   Petroleo Brasileiro SA                                   660,368
                                                                   ------------
                                                                      1,460,773
                                                                   ------------

               TOTAL FOREIGN PREFERRED STOCK
               (Cost $113,936)                                        1,460,773
                                                                   ------------

               TOTAL INVESTMENTS - 97.48%
               (Cost $53,376,911)                                  $ 65,963,223
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $67,669,131.

*     NON-INCOME PRODUCING SECURITY.

ADR - AMERICAN DEPOSITARY RECEIPT
LTD. - LIMITED
NY - NEW YORK
PLC - PUBLIC LIMITED COMPANY
STRIPS - SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                              OPTIQUE FUNDS SEMI-ANNUAL REPORT 7

SCHEDULE OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Obligations                  38.8%
Financials                                 28.2%
Consumer Staples                           11.2%
Industrials                                 4.6%
U.S. Government Agency Obligations          4.3%
Information Technology                      3.5%
Municipal Bonds                             2.4%
Consumer Discretionary                      2.2%
Energy                                      2.2%
Utilities                                   2.1%
Short-Term Investments                      0.5%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
               CORPORATE BONDS - 44.64%

               BANKS - 10.81%
$  1,000,000   Citigroup Inc. Global Notes,
               5.300%, 10/17/12                                    $    993,475
   1,000,000   HSBC Finance Corp.
               Global Notes,
               5.500%, 01/19/16                                         989,771
   1,000,000   John Deere Capital Corp.
               Global Notes,
               7.000%, 03/15/12                                       1,086,271
   1,000,000   JPMorgan Chase & Co.
               Global Notes,
               5.750%, 01/02/13                                       1,035,503
   1,000,000   Key Bank NA Oregon
               Sub Notes (Keycorp),
               7.375%, 09/15/08                                       1,010,262
                                                                   ------------
                                                                      5,115,282
                                                                   ------------
               CONSUMER STAPLES - 4.49%
   1,000,000   Kellogg Co. Global Notes,
               6.600%, 04/01/11                                       1,060,492
   1,000,000   Kroger Co. Global Notes,
               6.750%, 04/15/12                                       1,063,604
                                                                   ------------
                                                                      2,124,096
                                                                   ------------
               ENERGY - 2.18%
   1,000,000   Halliburton Co.
               Global Notes,
               5.500%, 10/15/10                                       1,032,928
                                                                   ------------
               FINANCIAL - 10.63%
   1,000,000   American General Finance
               Corp. (AIG), MTN,
               5.375%, 10/01/12                                         970,052
   1,000,000   Bear Stearns & Co., Inc.,
               Global Notes,
               5.700%, 11/15/14                                         997,943

 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
$  1,000,000   Berkshire Hathaway Finance
               Corp. Global Notes,
               4.200%, 12/15/10                                    $  1,016,032
   1,000,000   Goldman Sachs Group, Inc.
               Global Bonds,
               6.875%, 01/15/11                                       1,048,704
   1,000,000   Lehman Brothers Holdings
               Inc. MTN,
               6.750%, 12/28/17                                         998,017
                                                                   ------------
                                                                      5,030,748
                                                                   ------------
               FOOD - 4.35%
   1,000,000   ConAgra Foods, Inc.
               Sr. Notes,
               6.750%, 09/15/11                                       1,061,371
   1,000,000   Kraft Foods, Inc. Sr. Notes,
               4.000%, 10/01/08                                         998,612
                                                                   ------------
                                                                      2,059,983
                                                                   ------------
               INDUSTRIAL - 2.22%
   1,000,000   General Electric Capital Corp.
               Global MTN, Series A,
               6.000%, 06/15/12                                       1,051,069
                                                                   ------------
               PRINTING & PUBLISHING - 2.18%
   1,000,000   CBS Corp. Global Notes,
               6.625%, 05/15/11                                       1,030,345
                                                                   ------------
               RETAIL - 2.21%
   1,000,000   Wal-Mart Stores, Inc. Sr.
               Global Notes,
               6.875%, 08/10/09                                       1,043,740
                                                                   ------------
               TECHNOLOGY - 1.09%
     500,000   International Business
               Machines, International
               Group Capital LLC
               Global Notes,
               5.050%, 10/22/12                                         515,690
                                                                   ------------
               TELEPHONES & TELECOMMUNICATIONS - 2.37%
   1,000,000   AT&T Broadband Global
               Notes (Comcast Corp.),
               8.375%, 03/15/13                                       1,120,169
                                                                   ------------
               UTILITIES - 2.11%
   1,000,000   Public Service Electric &
               Gas Co. (First & Refunding
               Mortgage Bonds),
               Putable @ 100 on 05/01/08,
               6.375%, 05/01/23                                       1,000,000
                                                                   ------------

               TOTAL CORPORATE BONDS
               (Cost $20,847,033)                                    21,124,050
                                                                   ------------


8 OPTIQUE FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND (CONCLUDED)

 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
               MUNICIPAL BONDS - 2.36%

               SOUTH CAROLINA - 2.36%
$  1,000,000   Greenville County School
               District, RB, Pre-funded
               5.500%, 12/01/28                                    $  1,116,140
                                                                   ------------

               TOTAL MUNICIPAL BONDS
               (Cost $1,128,537)                                      1,116,140
                                                                   ------------
               U.S. GOVERNMENT AGENCY
               OBLIGATIONS - 12.95%
   2,320,000   Fannie Mae,
               Benchmark Notes,
               5.375%, 11/15/11                                       2,488,362
   1,000,000   Federal Farm Credit
               Bank MTN,
               5.240%, 10/01/08                                       1,011,754
   1,000,000   Federal Home Loan
               Bank Bonds,
               5.890%, 06/30/08                                       1,005,550
   1,600,000   Freddie Mac
               Global Reference Notes,
               5.125%, 10/15/08                                       1,620,016
                                                                   ------------

               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $5,972,296)                                      6,125,682
                                                                   ------------
               U.S. TREASURY OBLIGATIONS - 38.19%
   4,355,899   United States TIPS - Notes,
               Original Par Value $3.7MM
               with a Ratio of 1.177270
               3.000%, 07/15/12                                       4,771,752
   6,500,000   United States Treasury Note,
               4.750%, 05/31/12                                       6,965,153
   2,250,000   United States Treasury Note,
               4.750%, 08/15/17                                       2,424,728
   3,070,000   United States Treasury Note,
               7.500%, 11/15/16                                       3,910,413
                                                                   ------------

               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $17,684,657)                                    18,072,046
                                                                   -------------

 Number of
  Shares                                                               Value
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 0.49%
     216,690   SSGA Money Market Fund,
               2.570%*                                             $    216,690
      13,263   SSGA U.S. Government
               Money Market Fund,
               1.920%*                                                   13,263
                                                                   ------------

               TOTAL SHORT-TERM INVESTMENTS
               (Cost $229,953)                                          229,953
                                                                   ------------

               TOTAL INVESTMENTS - 98.63%
               (Cost $45,862,476)                                  $ 46,667,871
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $47,315,554.

      *     THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30,
            2008.

LLC - LIMITED LIABILITY COMPANY
MTN - MEDIUM TERM NOTE
NA - NATIONAL ASSOCIATION
RB - REVENUE BOND
SR - SENIOR
SSGA - STATE STREET GLOBAL ADVISORS
SUB - SUBORDINATED
TIPS - TREASURY INFLATION PROTECTED SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                              OPTIQUE FUNDS SEMI-ANNUAL REPORT 9

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2008 (UNAUDITED)

                                                               LARGE CAP       SMALL CAP     INTERNATIONAL     INTERMEDIATE
                                                               VALUE FUND      VALUE FUND      VALUE FUND    FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
Investments at cost                                          $ 101,276,507   $   8,969,506   $  53,376,911     $  45,862,476
Foreign Currency at cost                                                --              --          94,674                --
                                                             =============   =============   =============     =============

ASSETS:
Investments at market value                                  $  94,863,547   $   7,707,453   $  65,963,223     $  46,667,871
Foreign currency at value                                               --              --          94,175                --
Receivable for investment securities sold                        1,887,501              --       2,051,830                --
Dividends and interest receivable                                  113,419          10,287         388,345           685,342
Receivable for capital shares sold                                  68,320           2,559          44,636           170,647
Receivable due from Investment Advisor                                  --          23,933              --                --
Reclaim receivable                                                      --              --          55,497                --
Prepaid expenses                                                    23,217          24,700          23,216            23,221
                                                             -------------   -------------   -------------     -------------
   TOTAL ASSETS                                                 96,956,004       7,768,932      68,620,922        47,547,081
                                                             -------------   -------------   -------------     -------------

LIABILITIES:
Payable for capital shares redeemed                                397,110          28,682         105,133            86,497
Payable for investment securities purchased                         80,198         207,359         524,288                --
Income distribution payable                                             --              --              --            81,766
Payable to custodian                                                    --              --         169,137                --
Investment advisory fees payable                                    60,875              --          51,233            10,866
Distribution fees payable                                           25,152              --          39,608            16,850
Trustees' fees payable                                               7,326           7,326           7,326             7,326
Custody fees payable                                                 6,382              --          27,322             2,369
Administrative fees payable                                          5,575           6,164           7,552             5,908
Transfer agent fees payable                                          4,769           5,196           5,251             4,094
Accrued expenses                                                    15,446          12,432          14,941            15,851
                                                             -------------   -------------   -------------     -------------
   TOTAL LIABILITIES                                               602,833         267,159         951,791           231,527
                                                             -------------   -------------   -------------     -------------
   NET ASSETS                                                $  96,353,171   $   7,501,773   $  67,669,131     $  47,315,554
                                                             =============   =============   =============     =============

NET ASSETS CONSIST OF:
Paid-in Capital                                                102,702,307      15,578,908      43,959,799        46,310,731
Undistributed (distributions in excess of) net
   investment income                                                52,788          13,467         586,465              (108)
Accumulated net realized gain (loss) on
   investments                                                      11,036      (6,828,549)     10,536,721           199,536
Net unrealized appreciation (depreciation) on
   investments and foreign currency transactions                (6,412,960)     (1,262,053)     12,586,312           805,395
Net unrealized depreciation on foreign currencies
   and translation of other assets and liabilities
   denominated in foreign currencies                                    --              --            (166)               --
                                                             -------------   -------------   -------------     -------------
NET ASSETS                                                   $  96,353,171   $   7,501,773   $  67,669,131     $  47,315,554
                                                             =============   =============   =============     =============
Net Assets                                                   $  96,353,171   $   7,501,773   $  67,669,131     $  47,315,554
Total shares outstanding at end of period                       11,081,244       1,104,721       4,910,024         4,664,796
Net asset value, per share
   (net assets / shares outstanding)                         $        8.70   $        6.79   $       13.78     $       10.14
                                                             =============   =============   =============     =============

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


10 OPTIQUE FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

                                                               LARGE CAP       SMALL CAP     INTERNATIONAL     INTERMEDIATE
                                                               VALUE FUND      VALUE FUND      VALUE FUND    FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of
   $0, $0, $86,380, and $0, respectively)                    $   1,798,847   $     200,967   $   1,249,628      $     8,922
Interest Income                                                         --              --              --        1,226,548
                                                             -------------   -------------   -------------      -----------
   TOTAL INVESTMENT INCOME                                       1,798,847         200,967       1,249,628        1,235,470
                                                             -------------   -------------   -------------      -----------

EXPENSES:
Investment advisory fees                                           442,794          69,524         374,667          119,491
Distribution fees                                                   52,551          15,759          83,260           20,738
Administration fees                                                 45,159          39,210          53,879           41,180
Transfer agent fees and expense                                     12,748          13,367          13,663           10,429
Directors' fees and expenses                                        12,396          12,396          12,395           12,396
Custody fees                                                        10,137           4,637          50,358            4,660
Legal fees                                                           9,353           9,353           9,353            9,353
Federal and state registration fees                                  9,146           9,146           9,145            9,146
Audit fees                                                           9,046           9,046           9,046            9,046
Printing fees                                                        5,778           5,759           5,759            5,759
Miscellaneous fees (See Note 9)                                      9,852           6,519          12,565            9,672
                                                             -------------   -------------   -------------      -----------
   TOTAL EXPENSES                                                  618,960         194,716         634,090          251,870
Less:
   Waiver of investment advisory fees                                   --         (55,531)             --          (26,057)
                                                             -------------   -------------   -------------      -----------
   TOTAL NET EXPENSES                                              618,960         139,185         634,090          225,813
                                                             -------------   -------------   -------------      -----------
NET INVESTMENT INCOME                                            1,179,887          61,782         615,538        1,009,657
                                                             -------------   -------------   -------------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments                             13,305      (6,743,946)     10,570,299        1,079,742
Net realized loss on foreign currency transactions                      --              --         (33,074)              --
Net change in unrealized appreciation
   (depreciation) on investments                               (22,280,058)      2,766,425     (22,483,677)         315,127
Net change in unrealized depreciation on foreign
   currencies and translation of other assets and
   liabilities denominated in foreign currencies                        --              --          (5,506)              --
                                                             -------------   -------------   -------------      -----------
Net gain (loss) on investments and foreign
   currency transactions                                       (22,266,753)     (3,977,521)    (11,951,958)       1,394,869
                                                             -------------   -------------   -------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                           $ (21,086,866)  $  (3,915,739)  $ (11,336,420)     $ 2,404,526
                                                             =============   =============   =============      ===========

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                             OPTIQUE FUNDS SEMI-ANNUAL REPORT 11

STATEMENTS OF CHANGES IN NET ASSETS

                                                              LARGE CAP                        SMALL CAP
                                                             VALUE FUND                       VALUE FUND
                                                   ------------------------------   ------------------------------
                                                     SIX MONTHS      FISCAL YEAR      SIX MONTHS       FISCAL YEAR
                                                        ENDED           ENDED            ENDED            ENDED
                                                   APRIL 30, 2008    OCTOBER 31,    APRIL 30, 2008     OCTOBER 31,
                                                     (UNAUDITED)        2007          (UNAUDITED)         2007
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                              $    1,179,887   $   2,408,476   $       61,782   $     105,924
Net realized gain (loss) on investments                    13,305      13,624,808       (6,743,946)      4,609,781
Net realized loss on foreign currency
   transactions                                                --              --               --              --
Net change in unrealized appreciation
   (depreciation) on investments                      (22,280,058)     (6,252,217)       2,766,425      (6,236,381)
Net change in unrealized appreciation
   (depreciation) on foreign currency
   exchange contracts, foreign currencies,
   and translation of other assets and
   liabilities denominated in foreign
   currencies                                                  --              --               --              --
                                                   --------------   -------------   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          (21,086,866)      9,781,067       (3,915,739)     (1,520,676)
                                                   --------------   -------------   --------------   -------------

DISTRIBUTIONS FROM:
Net investment income                                  (1,301,377)     (2,369,879)        (137,189)       (166,661)
Net realized capital gains                            (13,608,957)     (4,627,470)      (4,637,808)     (9,336,806)
                                                   --------------   -------------   --------------   -------------
TOTAL DISTRIBUTIONS                                   (14,910,334)     (6,997,349)      (4,774,997)     (9,503,467)
                                                   --------------   -------------   --------------   -------------

CAPITAL STOCK TRANSACTIONS(1):
Shares sold                                             8,875,989      29,267,598        1,257,272       4,956,500
Proceeds from reinvestment of
   distributions                                       10,549,267       5,703,929        3,949,978       8,676,367
Redemption fees(2)                                             --           1,986               22              --
Shares redeemed                                       (39,644,523)    (24,986,368)     (20,023,131)    (13,464,005)
                                                   --------------   -------------   --------------   -------------

NET INCREASE (DECREASE) FROM SHARE
   TRANSACTIONS                                       (20,219,267)      9,987,145      (14,815,859)        168,862
                                                   --------------   -------------   --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (56,216,467)     12,770,863      (23,506,595)    (10,855,281)
                                                   --------------   -------------   --------------   -------------

NET ASSETS:
Beginning of period                                   152,569,638     139,798,775       31,008,368      41,863,649
                                                   --------------   -------------   --------------   -------------
End of period                                      $   96,353,171   $ 152,569,638   $    7,501,773   $  31,008,368
                                                   ==============   =============   ==============   =============

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME INCLUDED
   IN NET ASSETS AT END OF PERIOD                  $       52,788   $     174,278   $       13,467   $      88,874
                                                   ==============   =============   ==============   =============

1     SEE NOTE 3 IN THE NOTES TO THE FINANCIAL STATEMENTS.

2     SEE NOTE 6 IN THE NOTES TO THE FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


12 OPTIQUE FUNDS SEMI-ANNUAL REPORT

                                                            INTERNATIONAL                    INTERMEDIATE
                                                              VALUE FUND                   FIXED INCOME FUND
                                                   ------------------------------   ------------------------------
                                                     SIX MONTHS      FISCAL YEAR      SIX MONTHS       FISCAL YEAR
                                                        ENDED           ENDED            ENDED            ENDED
                                                   APRIL 30, 2008    OCTOBER 31,    APRIL 30, 2008     OCTOBER 31,
                                                     (UNAUDITED)        2007          (UNAUDITED)         2007
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                              $      615,538   $   1,682,926   $    1,009,657   $   2,331,145
Net realized gain (loss) on investments                10,570,299      14,600,312        1,079,742        (294,659)
Net realized loss on foreign currency
   transactions                                           (33,074)        (11,349)              --              --
Net change in unrealized appreciation
   (depreciation) on investments                      (22,483,677)      4,413,999          315,127         707,688
Net change in unrealized appreciation
   (depreciation) on foreign currency
   exchange contracts, foreign currencies,
   and translation of other assets and
   liabilities denominated in foreign
   currencies                                              (5,506)          3,899               --              --
                                                   --------------   -------------   --------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          (11,336,420)     20,689,787        2,404,526       2,744,174
                                                   --------------   -------------   --------------   -------------

DISTRIBUTIONS FROM:
Net investment income                                  (1,622,685)     (1,644,585)      (1,009,727)     (2,331,319)
Net realized capital gains                            (14,600,358)     (8,607,538)              --              --
                                                   --------------   -------------   --------------   -------------
TOTAL DISTRIBUTIONS                                   (16,223,043)    (10,252,123)      (1,009,727)     (2,331,319)
                                                   --------------   -------------   --------------   -------------

CAPITAL STOCK TRANSACTIONS(1):
Shares sold                                             9,803,435      34,046,289        3,650,627       7,744,492
Proceeds from reinvestment of
   distributions                                       11,929,082       8,213,179          543,367       1,288,729
Redemption fees(2)                                             --             385               --              --
Shares redeemed                                       (37,734,790)    (40,409,643)     (15,845,305)    (11,678,349)
                                                   --------------   -------------   --------------   -------------

NET INCREASE (DECREASE) FROM SHARE
   TRANSACTIONS                                       (16,002,273)      1,850,210      (11,651,311)     (2,645,128)
                                                   --------------   -------------   --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (43,561,736)     12,287,874      (10,256,512)     (2,232,273)
                                                   --------------   -------------   --------------   -------------

NET ASSETS:
Beginning of period                                   111,230,867      98,942,993       57,572,066      59,804,339
                                                   --------------   -------------   --------------   -------------
End of period                                      $   67,669,131   $ 111,230,867   $   47,315,554   $  57,572,066
                                                   ==============   =============   ==============   =============

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME INCLUDED
   IN NET ASSETS AT END OF PERIOD                  $      586,465   $   1,593,612   $         (108) $          (38)
                                                   ==============   =============   ==============   =============


                                             OPTIQUE FUNDS SEMI-ANNUAL REPORT 13

FINANCIAL HIGHLIGHTS

                                                                                 LARGE CAP
                                                                                VALUE FUND
                                       --------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED        FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR     FISCAL YEAR
                                       APRIL 30, 2008       ENDED          ENDED          ENDED          ENDED           ENDED
                                         (UNAUDITED)    OCT. 31, 2007  OCT. 31, 2006  OCT. 31, 2005  OCT. 31, 2004    OCT. 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $        11.30   $       11.09  $       10.28  $        9.83  $        8.63    $        7.01
                                       --------------   -------------  -------------  -------------  -------------    -------------

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income                            0.10            0.18           0.16           0.16           0.11             0.11
Net realized and unrealized gain
   (loss) on investments                        (1.58)           0.58*          1.71*          0.89*          1.20*            1.62*
                                       --------------   -------------  -------------  -------------  -------------    -------------

     TOTAL FROM INVESTMENT OPERATIONS           (1.48)           0.76           1.87           1.05           1.31             1.73
                                       --------------   -------------  -------------  -------------  -------------    -------------

LESS DISTRIBUTIONS PAID:
From net investment income                      (0.10)          (0.18)         (0.17)         (0.16)         (0.11)           (0.11)
From net realized capital gains                 (1.02)          (0.37)         (0.89)         (0.44)            --               --
                                       --------------   -------------  -------------  -------------  -------------    -------------

     TOTAL DISTRIBUTIONS                        (1.12)          (0.55)         (1.06)         (0.60)         (0.11)           (0.11)
                                       --------------   -------------  -------------  -------------  -------------    -------------

NET ASSET VALUE, END OF PERIOD         $         8.70   $       11.30  $       11.09  $       10.28  $        9.83    $        8.63
                                       ==============   =============  =============  =============  =============    =============

TOTAL RETURN(1)                                (14.12)%          6.90%         19.71%         10.80%         15.27%(2)        24.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)       $       96,353   $     152,570  $     139,799  $     113,366  $      94,038    $      71,662
Ratio of expenses to average net
   assets, net of waivers and
   reimbursements                                1.05%           1.02%          1.06%          1.07%          1.17%            1.34%
Ratio of expenses to average net
   assets, before waivers and
   reimbursements                                1.05%           1.02%          1.06%          1.07%          1.24%            1.34%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                            2.00%           1.57%          1.61%          1.62%          1.16%            1.49%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                            2.00%           1.57%          1.61%          1.62%          1.09%            1.49%
Portfolio turnover rate                            14%             37%            46%            54%            38%              51%

      * INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.

      1 RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

      2 FEE WAIVERS AND/OR REIMBURSEMENTS WERE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


14 OPTIQUE FUNDS SEMI-ANNUAL REPORT

                                                                               SMALL CAP
                                                                              VALUE FUND
                                  -------------------------------------------------------------------------------------------------
                                    SIX MONTHS
                                       ENDED          FISCAL YEAR       FISCAL YEAR    FISCAL YEAR    FISCAL YEAR      FISCAL YEAR
                                  APRIL 30, 2008         ENDED             ENDED          ENDED          ENDED            ENDED
                                    (UNAUDITED)      OCT. 31, 2007     OCT. 31, 2006  OCT. 31, 2005  OCT. 31, 2004    OCT. 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                         $         9.42     $       12.79     $       11.96  $       13.26  $       12.61    $        9.13
                                  --------------     -------------     -------------  -------------  -------------    -------------

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income                       0.03              0.04              0.04           0.04           0.04             0.05
Net realized and unrealized gain
   (loss) on investments                   (1.12)*           (0.44)             2.34*          0.93*          1.04*            3.49*
                                  --------------     -------------     -------------  -------------  -------------    -------------

     TOTAL FROM INVESTMENT
        OPERATIONS                         (1.09)            (0.40)             2.38           0.97           1.08             3.54
                                  --------------     -------------     -------------  -------------  -------------    -------------

LESS DISTRIBUTIONS PAID:
From net investment income                 (0.05)            (0.04)            (0.04)         (0.04)         (0.04)           (0.06)
From net realized capital gains            (1.49)            (2.93)            (1.51)         (2.23)         (0.39)              --
                                  --------------     -------------     -------------  -------------  -------------    -------------

     TOTAL DISTRIBUTIONS                   (1.54)            (2.97)            (1.55)         (2.27)         (0.43)           (0.06)
                                  --------------     -------------     -------------  -------------  -------------    -------------

NET ASSET VALUE, END OF PERIOD    $         6.79     $        9.42     $       12.79  $       11.96  $       13.26    $       12.61
                                  ==============     =============     =============  =============  =============    =============

TOTAL RETURN(1)                           (12.91)% 2         (4.95)% 2         22.19%          6.92%          8.76%(2)        38.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)  $        7,502     $      31,008     $      41,864  $      56,118  $      70,777    $      73,035
Ratio of expenses to average net
   assets, net of waivers and
   reimbursements                           1.50%             1.50%             1.44%          1.22%          1.22%            1.34%
Ratio of expenses to average net
   assets, before waivers and
   reimbursements                           2.10%             1.59%             1.44%          1.22%          1.29%            1.34%
Ratio of net investment income to
   average net assets, net of
   waivers and reimbursements               0.67%             0.27%             0.29%          0.37%          0.29%            0.51%
Ratio of net investment income to
   average net assets, before
   waivers and reimbursements               0.07%             0.18%             0.29%          0.37%          0.22%            0.51%
Portfolio turnover rate                       23%               62%               87%            71%            62%              73%


                                             OPTIQUE FUNDS SEMI-ANNUAL REPORT 15

FINANCIAL HIGHLIGHTS

                                                                               INTERNATIONAL
                                                                                 VALUE FUND
                                       --------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED        FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR      FISCAL YEAR
                                       APRIL 30, 2008       ENDED          ENDED          ENDED          ENDED            ENDED
                                         (UNAUDITED)    OCT. 31, 2007  OCT. 31, 2006  OCT. 31, 2005  OCT. 31, 2004    OCT. 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $        18.21   $       16.62  $       14.12  $       12.37  $       10.44    $        8.09
                                       --------------   -------------  -------------  -------------  -------------    -------------

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income                            0.11            0.26           0.28           0.20           0.15             0.13
Net realized and unrealized gain
   (loss) on investments                        (1.84)           3.06*          3.04*          1.78*          1.91             2.29*
                                       --------------   -------------  -------------  -------------  -------------    -------------

     TOTAL FROM INVESTMENT OPERATIONS           (1.73)           3.32           3.32           1.98           2.06             2.42
                                       --------------   -------------  -------------  -------------  -------------    -------------

LESS DISTRIBUTIONS PAID:
From net investment income                      (0.25)          (0.26)         (0.23)         (0.18)         (0.13)           (0.07)
From net realized capital gains                 (2.45)          (1.47)         (0.59)         (0.05)            --               --
                                       --------------   -------------  -------------  -------------  -------------    -------------

     TOTAL DISTRIBUTIONS                        (2.70)          (1.73)         (0.82)         (0.23)         (0.13)           (0.07)
                                       --------------   -------------  -------------  -------------  -------------    -------------

NET ASSET VALUE, END OF PERIOD         $        13.78   $       18.21  $       16.62  $       14.12  $       12.37    $       10.44
                                       ==============   =============  =============  =============  =============    =============

TOTAL RETURN(1)                                (10.39)%         21.61%         24.57%         16.11%         19.84%(2)        30.08%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)       $       67,669   $     111,231  $      98,943  $      88,618        $69,735    $      54,031
Ratio of expenses to average net
   assets, net of waivers and
   reimbursements                                1.52%           1.38%          1.40%          1.41%          1.57%            1.70%
Ratio of expenses to average net
   assets, before waivers and
   reimbursements                                1.52%           1.38%          1.40%          1.41%          1.60%            1.70%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                            1.48%           1.58%          1.79%          1.48%          1.31%            1.43%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                            1.48%           1.58%          1.79%          1.48%          1.28%            1.43%
Portfolio turnover rate                             5%             21%            21%            16%            19%              17%

      * INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.

      1 RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

      2 FEE WAIVERS AND/OR REIMBURSEMENTS WERE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


16 OPTIQUE FUNDS SEMI-ANNUAL REPORT

                                                                          INTERMEDIATE
                                                                        FIXED INCOME FUND
                               --------------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED         FISCAL YEAR      FISCAL YEAR     FISCAL YEAR     FISCAL YEAR      FISCAL YEAR
                               APRIL 30, 2008        ENDED            ENDED           ENDED           ENDED            ENDED
                                 (UNAUDITED)     OCT. 31, 2007    OCT. 31, 2006   OCT. 31, 2005   OCT. 31, 2004    OCT. 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                      $         9.91    $        9.84    $        9.80   $       10.11   $       10.15    $        9.98
                               --------------    -------------    -------------   -------------   -------------    -------------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income                    0.19             0.40             0.35            0.34            0.34             0.41
Net realized and unrealized
   gain (loss) on investments            0.23             0.07*            0.04*          (0.31)*         (0.04)            0.17
                               --------------    -------------    -------------   -------------   -------------    -------------

     TOTAL FROM INVESTMENT
        OPERATIONS:                      0.42             0.47             0.39            0.03            0.30             0.58
                               --------------    -------------    -------------   -------------   -------------    -------------

LESS DISTRIBUTIONS PAID:
From net investment income              (0.19)           (0.40)           (0.35)          (0.34)          (0.34)           (0.41)
From net realized capital
   gains                                   --               --               --              --              --               --
                               --------------    -------------    -------------   -------------   -------------    -------------

     TOTAL DISTRIBUTIONS                (0.19)           (0.40)           (0.35)          (0.34)          (0.34)           (0.41)
                               --------------    -------------    -------------   -------------   -------------    -------------

NET ASSET VALUE, END OF PERIOD $        10.14    $        9.91    $        9.84   $        9.80   $       10.11    $       10.15
                               ==============    =============    =============   =============   =============    =============

TOTAL RETURN(1)                          4.30%(2)         4.84%(2)         4.10%(2)        0.31%           2.98%(2)         5.86%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period
   (000s)                      $       47,316    $      57,572    $      59,804   $      66,701   $      71,354    $      70,663
Ratio of expenses to average
   net assets, net of waivers
   and reimbursements                    0.85%            0.85%            0.85%           0.81%           0.85%            0.85%
Ratio of expenses to average
   net assets, before waivers
   and reimbursements                    0.95%            0.93%            0.92%           0.81%           0.89%            0.87%
Ratio of net investment income
   to average net assets, net
   of waivers and
   reimbursements                        3.81%            4.02%            3.60%           3.41%           3.32%            3.95%
Ratio of net investment income
   to average net assets,
   before waivers and
   reimbursements                        3.71%            3.94%            3.53%           3.41%           3.28%            3.93%
Portfolio turnover rate                    42%              60%              21%             37%             35%              32%


                                             OPTIQUE FUNDS SEMI-ANNUAL REPORT 17

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2008 (UNAUDITED)

1. ORGANIZATION

Optique Funds, Inc. (the "Company"), was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 2008, there are four diversified series presently authorized: Optique Large Cap Value Fund ("Large Cap Value Fund"), Optique Small Cap Value Fund ("Small Cap Value Fund"), Optique International Value Fund ("International Value Fund") and Optique Intermediate Fixed Income Fund ("Intermediate Fixed Income Fund"), individually referred to as a "Fund" and collectively as the "Funds."

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America.

A. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT VALUATION

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ, which use the official closing price) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Pricing Procedures established by the Funds' Board of Directors (the "Board"). The Funds' Fair Value Pricing Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Pricing Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Pricing Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Although the Committee members use their best judgment in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Funds' values may differ from the values that the Funds' could realize in a current transaction.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect


18 OPTIQUE FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2008 (UNAUDITED)

the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such an event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

C. FOREIGN CURRENCY TRANSLATIONS

The books and records of the International Value Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the dates of such transactions.

The International Value Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Value Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

D. FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Value Fund is authorized to enter into foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At April 30, 2008, the International Value Fund had no such contracts outstanding.

E. DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, are declared and paid quarterly for the Large Cap Value Fund, annually for both the Small Cap Value Fund and International Value Fund, and monthly for the Intermediate Fixed Income Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

F. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Purchase discounts and premiums on securities held by the Intermediate Fixed Income Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Corporate actions for foreign securities are recorded as soon as the information is available to the Funds.

G. EXPENSES

The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory, distribution, and custodian fees. Expenses not attributed directly to a Fund are allocated equally among the Funds or are allocated pro rata across the Funds based on the Fund's daily average net assets.


                                             OPTIQUE FUNDS SEMI-ANNUAL REPORT 19

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2008 (UNAUDITED)

3. CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                                            FOR THE SIX MONTHS ENDED APRIL 30, 2008
                                                  LARGE CAP      SMALL CAP   INTERNATIONAL        INTERMEDIATE
                                                 VALUE FUND     VALUE FUND      VALUE FUND   FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------
Shares sold                                         964,144        177,263         695,269             359,123
Shares issued to holders in reinvestment
   of dividends                                   1,077,330        532,633         801,152              53,501
Shares redeemed                                  (4,457,480)    (2,896,738)     (2,693,934)         (1,559,215)
                                                 ----------     ----------      ----------         ------------
NET DECREASE                                     (2,416,006)    (2,186,842)     (1,197,513)         (1,146,591)
                                                 ==========     ==========      ==========         ============

                                                             FOR THE YEAR ENDED OCTOBER 31, 2007
                                                  LARGE CAP      SMALL CAP   INTERNATIONAL        INTERMEDIATE
                                                 VALUE FUND     VALUE FUND      VALUE FUND   FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------
Shares sold                                       2,569,411        476,687       1,996,272             787,897
Shares issued to holders in reinvestment
   of dividends                                     511,850        844,839         515,119             131,119
Shares redeemed                                  (2,185,857)    (1,303,422)     (2,355,458)         (1,186,821)
                                                 ----------     ----------      ----------         ------------
NET INCREASE (DECREASE)                             895,404         18,104         155,933            (267,805)
                                                 ==========     ==========      ==========         ============

4. PURCHASES, SALES AND MATURITIES OF SECURITIES

Purchases, sales and maturities of investment securities, excluding U.S. government and short-term securities, for the six months ended April 30, 2008, were as follows:

                                                  LARGE CAP      SMALL CAP   INTERNATIONAL        INTERMEDIATE
                                                 VALUE FUND     VALUE FUND      VALUE FUND   FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------
Cost of Purchases                              $ 15,911,968   $  4,127,212   $   4,213,981   $       6,271,310
Proceeds from Sales and Maturities               48,899,956     23,251,146      31,705,889           8,185,205

Cost of purchases and proceeds from sales and maturities of U.S. government securities for the Intermediate Fixed Income Fund for the fiscal six months ended April 30, 2008, were $15,091,999 and $24,762,868, respectively.

5. FEDERAL TAX INFORMATION

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.


20 OPTIQUE FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2008 (UNAUDITED)

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                         ORDINARY     LONG TERM
                                          INCOME     CAPITAL GAIN       TOTAL
--------------------------------------------------------------------------------
Large Cap Value Fund
                                 2007   $4,408,245   $  2,589,104   $  6,997,349
                                 2006    5,064,236      6,345,966     11,410,202
Small Cap Value Fund
                                 2007    5,229,238      4,274,229      9,503,467
                                 2006    4,119,829      2,819,706      6,939,535
International Value Fund
                                 2007    1,860,932      8,391,191     10,252,123
                                 2006    1,738,007      3,452,463      5,190,470
Intermediate Fixed Income Fund
                                 2007    2,331,319             --      2,331,319
                                 2006    2,211,408             --      2,211,408

As of October 31, 2007, the components of Distributable Earnings/(Accumulated Losses) for tax purposes were as follows:

                                 UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL       UNREALIZED       OTHER      TOTAL DISTRIBUTABLE
                                    ORDINARY       LONG-TERM         LOSS        APPRECIATION    TEMPORARY         EARNINGS/
                                     INCOME       CAPITAL GAIN   CARRYFORWARD   (DEPRECIATION)  DIFFERENCES   (ACCUMULATED LOSSES)
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund             $   4,659,245   $   9,123,165    $        --   $  15,865,654   $        --   $        29,648,064
Small Cap Value Fund                 2,639,932       2,086,033             --      (4,112,364)           --               613,601
International Value Fund             2,329,582      13,879,923             --      35,059,290            --            51,268,795
Intermediate Fixed
   Income Fund                         204,734              --       (880,206)        490,268      (204,772)             (389,976)

For Federal income tax purposes, the following fund has capital loss carryforwards which may be carried forward and applied against future capital gains through the indicated expiration dates. At October 31, 2007 the amounts were as follows:

                             2008       2014        2015       Total
                          ---------   --------   ---------   ---------

Intermediate Fixed
   Income Fund            $ 518,984   $ 66,562   $ 294,660   $ 880,206

For Federal income tax purposes, the cost of securities owned at April 30, 2008, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to recognition of unrealized gain from passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2008, were as follows:

                                                                                         NET
                                                                                      UNREALIZED
                                          FEDERAL      APPRECIATED    DEPRECIATED    APPRECIATION
                                         TAX COST      SECURITIES     SECURITIES    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
Large Cap Value Fund                   $101,276,507   $ 10,462,513   $(16,875,473)  $  (6,412,960)
Small Cap Value Fund                      8,969,506        263,717     (1,525,770)     (1,262,053)
International Value Fund                 53,376,911     17,271,306     (4,684,994)     12,586,312
Intermediate Fixed Income Fund           45,862,476        952,546       (147,151)       (805,395)


                                             OPTIQUE FUNDS SEMI-ANNUAL REPORT 21

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2008 (UNAUDITED)

6. REDEMPTION FEES

On July 26, 2001, the Board approved the imposition of a 2.00% redemption fee applicable to all shares purchased after September 17, 2001 for the International Value Fund and after October 10, 2001 for the Large Cap Value Fund, Small Cap Value Fund, and Intermediate Fixed Income Fund, and redeemed by shareholders within 30 days of their purchase date. The redemption fee is intended to limit short-term trading in the Funds. Any proceeds of the fee are credited to the assets of the Fund in which the shares were redeemed. For the six months ended April 30, 2008, there were $0, $22, $0 and $0 of redemption fees retained by the Large Cap Value Fund, Small Cap Value Fund, International Value Fund, and Intermediate Fixed Income Fund, respectively. For the year ended October 31, 2007, there were $1,986, $0, $385 and $0 of redemption fees retained by the Large Cap Value Fund, Small Cap Value Fund, International Value Fund, and Intermediate Fixed Income Fund, respectively.

7. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Optique Capital Management, Inc. ("OCM") is the investment adviser of the Funds. OCM manages the Funds' investments and its business operations under the overall supervision of the Board. As compensation for OCM's services, the Funds pay OCM a monthly fee based on each Fund's average daily net assets at the annual rate of 0.75% for the Large Cap Value Fund and the Small Cap Value Fund, 0.90% for the International Value Fund, and 0.45% for the Intermediate Fixed Income Fund.

RNC Genter Capital Management, LLC ("RNC") serves as investment sub-adviser for the Intermediate Fixed Income Fund. For its services to the Fund, RNC is entitled to receive a fee at an annual rate of 0.18% of the Fund's average daily net assets paid by OCM.

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.45% of the average daily net assets of the Large Cap Value Fund; 1.50% of the average daily net assets of the Small Cap Value Fund; 1.85% of the average daily net assets of the International Value Fund; and 0.85% of the average daily net assets of the Fixed Income Fund, OCM will reimburse the Funds for the amount of such excess. OCM could terminate this fee waiver at any time, but would not do so prior to October 31, 2008.

State Street Bank and Trust acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid based on the net assets of each Fund, by transaction and by out-of-pocket costs. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

8. ADMINISTRATION, SERVICE AND DISTRIBUTION PLAN

SEI Investments Global Funds Services (the "Administrator") serves as the administrator to the Funds. The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee equal to the higher of the per Fund minimum ($70,000 for each of the Large Cap Value Fund, Small Cap Value Fund, and Intermediate Fixed Income Fund, and $90,000 for the International Value Fund), or 0.14% of the first $250 million of the Funds' aggregate net assets; 0.10% of the next $250 million of the Funds' aggregate net assets; and 0.08% of the Funds' aggregate net assets over $500 million.

SEI Investments Distribution Co. (the "Distributor") serves as the distributor to the Funds. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.25%.

Citigroup Fund Services, LLC serves as the transfer agent and dividend disbursing agent to the Funds.


22 OPTIQUE FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)  APRIL 30, 2008 (UNAUDITED)

9. LINE OF CREDIT

The Funds entered into an agreement which enables them to participate in a $7.5 million unsecured committed revolving line of credit with State Street Bank and Trust Company (the "Bank"). Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Bank's overnight federal funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum payable at the end of each calendar quarter, is accrued by each Fund based on its average daily unused portion of the line of credit. Such fees are included in Miscellaneous fees on the Statement of Operations. For the six months ended April 30, 2008, borrowings by the Large Cap Value Fund, Small Cap Value Fund and the International Value Fund under the agreement were as follows:

                            Average                 Weighted       Maximum        Month of
                             Daily     Interest      Average        Amount         Maximum
Fund                        Balance      Paid     Interest Rate    Borrowed     Amount Borrowed
----                        --------   --------   -------------   -----------   ---------------
Large Cap Value             $ 36,044   $    758       4.22%       $ 1,186,609     February 2008
Small Cap Value               88,517      1,889       4.02%         2,000,000      January 2008
International Value           76,881      1,857       4.64%         1,365,000     December 2007

10. TRANSACTIONS WITH AFFILIATES

Certain officers of the Funds are also officers of the Administrator. Such officers are paid no fees by the Funds for serving as officers of the Funds.

11. MARKET RISKS

The International Value Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. In addition, to the extent that the Fund focuses its investments in a particular region, the effects of political and economic events in that region on the value of an investment in the Fund will be magnified. Some countries in which the Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

12. OTHER

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.


                                             OPTIQUE FUNDS SEMI-ANNUAL REPORT 23

NOTES TO THE FINANCIAL STATEMENTS (CONCLUDED) APRIL 30, 2008 (UNAUDITED)

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


24 OPTIQUE FUNDS SEMI-ANNUAL REPORT

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's
actual  return -- the  account  values  shown   may not  apply to your  specific
investment.

------------------------------------------------------------------------------------
                                       BEGINNING    ENDING                  EXPENSES
                                        ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE       VALUE       EXPENSE     DURING
                                        11/1/07     4/30/08      RATIOS      PERIOD*
------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Large Cap Value Fund                   $1,000.00   $  858.80     1.05%       $4.85
Small Cap Value Fund                    1,000.00      870.90     1.50         6.98
International Value Fund                1,000.00      896.10     1.52         7.17
Intermediate Fixed Income Fund          1,000.00    1,043.00     0.85         4.32

HYPOTHETICAL 5% RETURN
Large Cap Value Fund                   $1,000.00   $1,019.64     1.05%       $5.27
Small Cap Value Fund                    1,000.00    1,017.40     1.50         7.52
International Value Fund                1,000.00    1,017.30     1.52         7.62
Intermediate Fixed Income Fund          1,000.00    1,020.64     0.85         4.27
------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


                                             OPTIQUE FUNDS SEMI-ANNUAL REPORT 25

This report has been prepared for the general information of Optique Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Optique Funds prospectus, which contains more complete information about Optique Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Securities and Exchange Commission's (the "Commission") web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-276-8272; (ii) at the Funds' website at
http://www.optiquecapital.com; and (iii) on the Commission's website at http://www.sec.gov.

      [OPTIQUE FUNDS LOGO]

       222 East Erie Street
      Milwaukee, WI 53202


OPT-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         Optique Funds, Inc.


By (Signature and Title)*            /s/ Colette M. Wallner
                                     -----------------------------
                                     Colette M. Wallner, President

Date:  June 23, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Colette M. Wallner
                                     -----------------------------
                                     Colette M. Wallner, President

Date:  June 23, 2008


By (Signature and Title)*            /s/ Steven Klitzing
                                     -----------------------------
                                     Steven Klitzing, Chief Financial Officer

Date:  June 23, 2008

* Print the name and title of each signing officer under his or her signature.